Recurring Fair Value Measurements (Details) - Schedule of fair value, assets and liabilities measured on recurring basis - USD ($)		12 Months Ended
		Dec. 31, 2021	Mar. 31, 2022
Assets:
Cash held in Trust Account	[1]	$ 172,516,200	$ 172,532,601
Assets		172,516,200	172,532,601
Liabilities:
Public Warrants		8,337,500	5,175,575
Private Placement Warrants		261,733	161,200
Warrant Liability		8,599,233
Quoted Prices In Active Markets (Level 1) [Member]
Assets:
Cash held in Trust Account	[1]	172,516,200	172,532,601
Assets		172,516,200	172,532,601
Liabilities:
Public Warrants		8,337,500	5,175,575
Private Placement Warrants
Warrant Liability		8,337,500
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Cash held in Trust Account	[1]
Assets
Liabilities:
Public Warrants
Private Placement Warrants
Warrant Liability
Significant Other Observable Inputs (Level 3) [Member]
Assets:
Cash held in Trust Account	[1]
Assets
Liabilities:
Public Warrants
Private Placement Warrants		261,733	$ 161,200
Warrant Liability		$ 261,733

[1]	The fair value of the investments held in the Trust Account approximates the carrying amounts primarily due to the short-term nature.